Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

As of December 31	2018	2019
(in millions)	€	€

Raw materials [1]	1,550.3	2,026.3
Work-in-process	1,537.5	1,505.9
Finished products [1]	793.0	771.3

Inventories, gross	3,880.8	4,303.5
Inventory reserves	(441.3)	(494.3)
Inventories, net	3,439.5	3,809.2

1.
In 2019, the presentation of service parts needing to be reworked has been adjusted from Finished products to Raw materials as they are not able to be used in sale of goods or services in their current state. As a result, we have reclassified €312.0 million from Finished products to Raw materials for the previously reported December 31, 2018 balances. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.

Allowance for Obsolescence and/or Lower Market Value
A summary of activity in the inventory reserves is as follows:

Year ended December 31	2018	2019
(in millions)	€	€

Balance at beginning of year	(349.9)	(441.3)
Additions for the year	(218.2)	(221.5)
Effect of changes in exchange rates	4.2	(0.5)
Utilization of the reserve	122.6	169.0
Balance at end of year	(441.3)	(494.3)